Long-Term Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Long-term Debt, Unclassified [Abstract]
Schedule of long-term debt obligations
Long-term debt obligations consisted of the following:

	September 30, 2020	December 31, 2019
Line of credit	$39,353	$33,484

Term loan	60,000	50,000
Less debt discount and debt issuance cost	(334)	(366)
Less current maturities	(11,667)	—

Term loan, net of debt discount, debt issuance cost and current maturities	$47,999	$49,634

2019 Credit Agreement

Schudle of future payments of term loan facility	Future payments of the 2019 Credit Agreement, as of September 30, 2020, are as follows for the calendar years ending December 31:

2020	$—
2021	16,667
2022	20,000
2023	20,000
2024	42,686

Total	$99,353

Future payments of Term Loan Facility, as of December 31, 2019, are as follows for the calendar years ended December 31:

2020	$—
2021	13,889
2022	16,666
2023	16,667
2024	2,778

Total	$50,000